Offerings	Aug. 04, 2025 USD ($) shares
Offering: 1
Offering:
Fee Previously Paid	false
Rule 457(a)	true
Security Type	Equity
Security Class Title	Common Stock, par value $0.01 per share
Amount Registered | shares	658,405
Proposed Maximum Offering Price per Unit	38.51
Maximum Aggregate Offering Price	$ 25,355,176.55
Fee Rate	0.01531%
Amount of Registration Fee	$ 3,881.88
Offering Note	Pursuant to Rule 416(a) under the Securities Act of 1933, as amended (the "Securities Act"), this Registration Statement also covers such additional securities as may become deliverable as a result of stock splits, stock dividends, split-ups, recapitalizations or similar transactions, in accordance with the provisions of the CenterPoint Energy, Inc. Investor's Choice Plan. The proposed maximum offering price per unit is estimated solely for the purpose of calculating the registration fee pursuant to Rule 457(c) under the Securities Act on the basis of the average of the high and low sales prices of the Common Stock of CenterPoint Energy, Inc. as reported on the consolidated reporting system of the New York Stock Exchange on July 30, 2025.
Offering: 2
Offering:
Rule 415(a)(6)	true
Security Type	Equity
Security Class Title	Common Stock, par value $0.01 per share
Amount Registered | shares	2,341,595
Maximum Aggregate Offering Price	$ 73,128,011.85
Carry Forward Form Type	S-3
Carry Forward File Number	333-266592
Carry Forward Initial Effective Date	Aug. 05, 2022
Filing Fee Previously Paid in Connection with Unsold Securities to be Carried Forward	$ 6,778.97
Offering Note	Pursuant to Rule 415(a)(6) under the Securities Act, 2,341,595 shares of CenterPoint Energy Inc.'s common stock registered hereunder are unsold securities previously registered on Registration Statement No. 333-266592 filed with the Securities and Exchange Commission on August 5, 2022 (the "Prior Registration Statement"). Pursuant to Rule 415(a)(6) under the Securities Act, the $6,778.97 filing fee previously paid in connection with such unsold securities will continue to be applied to such unsold securities. Pursuant to Rule 415(a)(6) under the Securities Act of 1933, the offering of unsold securities under the Prior Registration Statement will be deemed terminated as of the date of effectiveness of this Registration Statement. The aggregate number of shares of common stock to be sold pursuant to this Registration Statement shall not exceed 3,000,000.